COMMON STOCK (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of shares reserved fro future issuance under the ESPP
The Company has reserved shares of common stock for future issuance under its ESPP as follows (in thousands):

	March 31,
	2024	2023	2022
Shares available for issuance at beginning of period	4.4	34.4	53.9
Shares issued during the period	—	(30.0)	(19.5)
Total shares available for future issuance at end of period	4.4	4.4	34.4

Summary of valuation assumptions
The weighted-average grant date fair value and the assumptions used in calculating fair values of shares forecasted to be issued pursuant to the Company's ESPP are as follows:

	Year Ended March 31,
	2024	2023	2022
Expected life	n/a	0.5 years	0.5 years
Volatility	n/a	96%	51% - 57%
Risk-free interest rate	n/a	3.10%	0.06% - 0.23%
Dividend yield	n/a	—%	—%
Fair value of common stock	n/a	$37	$92 - $128
Assumptions used in the Monte Carlo model to calculate fair values of market PSU’s during each fiscal period are as follows:

Weighted-Average	2024	2023	2022
Discount period (years)	3.00	3.00	2.98
Risk-free interest rate	3.53%	2.84%	0.93%
Stock price volatility	80.50%	80.00%	75.00%
Grant date fair value	$18.20	$23.40	$108.00

Summary of activity for PSUs
The following table summarizes activity for Market PSUs and Performance PSUs for the year ended March 31, 2024 (shares in thousands):

	Shares	Weighted-Average Grant Date Fair Value per Share
Outstanding as of March 31, 2023	81	$54.40
Granted	53	$10.26
Vested	(14)	$70.57
Forfeited or cancelled	(43)	$31.49
Outstanding as of March 31, 2024	77	$35.79

Summary of activity relating to restricted stock
The following table summarizes activity for restricted stock units for the year ended March 31, 2024 (shares in thousands):

	Shares	Weighted-Average Grant Date Fair Value per Share
Outstanding as of March 31, 2023	225	$61.80
Granted	60	$10.80
Vested	(100)	$63.80
Forfeited or cancelled	(41)	$64.72
Outstanding as of March 31, 2024	144	$37.40

Summary of share-based compensation expense
Compensation Expense
The following table details the Company's stock-based compensation expense, net of forfeitures (in thousands):

	Year Ended March 31,
	2024	2023	2022
Cost of revenue	$774	$929	$1,112
Research and development	1,091	2,997	5,843
Sales and marketing	669	2,397	2,516
General and administrative	2,187	4,427	4,358
Total stock-based compensation	$4,721	$10,750	$13,829

	Year Ended March 31,
	2024	2023	2022
Restricted stock units	$4,551	$9,299	$9,331
Performance share units	170	878	3,811
Employee stock purchase plan	—	573	687
Total stock-based compensation	$4,721	$10,750	$13,829

Schedule of ranges of assumptions and estimates
The Company uses Level 2 inputs for its valuation methodology for the warrant liabilities as their fair values were determined by using the Black-Scholes model based on various assumptions. The assumptions used in calculating fair values of the Lender Warrants are as follows:

	December 2018 Warrants	June 2020 Warrants	June 2023 Warrants
March 31, 2024:
Discount period (years)	4.7 years	6.2 years	9.2 years
Risk-free interest rate	4.19%	4.16%	4.16%
Stock price volatility	87.00%	86.00%	81.00%
Grant date fair value	$6.60	$6.00	$9.00
March 31, 2023:
Discount period (years)	5.7 years	7.2 years	n/a
Risk-free interest rate	3.55%	3.52%	n/a
Stock price volatility	79.00%	77.00%	n/a
Grant date fair value	$15.40	$13.80	n/a
March 31, 2022:
Discount period (years)	6.7 years	8.2 years	n/a
Risk-free interest rate	2.39%	2.36%	n/a
Stock price volatility	79.00%	74.00%	n/a
Grant date fair value	$36.00	$31.80	n/a
The Company has adopted ASC 2017-11, Earnings per share (Topic 260) ; Distinguishing liabilities from equity (Topic 480); Derivatives and hedging (Topic 718) ("ASC 2017-11") which provides guidance that the inclusion of certain anti-dilution provisions including down-round provisions in which the exercise price and number of shares underlying an equity-linked instrument are adjusted based on certain specified events does not preclude an instrument from being equity classified. The Company has concluded the Warrant Repricing Feature does not meet the definition of a down-round provision that would provide a scope exception allowing equity classification; therefore, the Company's warrants are required to be classified as liabilities. In addition, the Company has concluded that the use of the greater of three share price inputs to the Black-Scholes valuation model in the Warrant Settlement Price Provision precludes the warrants from being indexed to the Company's own common stock under Topic 815 therefore requiring the Company to classify the warrants as liabilities with changes in fair value being recognized in the Company’s consolidated statement of operations.
Summary of outstanding lender warrants
The following summarizes the Company's outstanding Lender Warrants (in thousands, except exercise price):

	December 2018 Warrants	June 2020 Warrants	June 2023 Warrants	May 2024 Warrants	July 2024 Warrants	August 2024 Warrants	Total
March 31, 2024:
Exercise price	$26.60	$55.40	$20.00	n/a	n/a	n/a
Number shares under warrant(s)	357	184	63	n/a	n/a	n/a	604
Fair value	$2,320	$1,135	$591	n/a	n/a	n/a	$4,046
September 30, 2024:
Exercise price	$6.20 - $26.04	$6.20 - $54.19	$6.20	$6.20	$6.20	$6.20
Number shares under warrant(s)	363	188	64	100	50	380	1,145
Fair value	$516	$324	$174	$280	$140	$1,065	$2,499

The following summarizes the Company's outstanding Lender Warrants (in thousands, except exercise price):

	December 2018 Warrants	June 2020 Warrants	June 2023 Warrants	Total
March 31, 2024:
Exercise price	$26.60	$55.40	$20.00
Number shares under warrant(s)	357	184	63	604
Fair value	$2,320	$1,135	$591	$4,046
March 31, 2023:
Exercise price	$26.60	$55.80	n/a
Number shares under warrant(s)	356	183	n/a	539
Fair value	$5,447	$2,542	n/a	$7,989
March 31, 2022:
Exercise price	$26.60	$60.00	n/a
Number shares under warrant(s)	356	170	n/a	526
Fair value	$12,769	$5,468	n/a	$18,237
The Rights Offering triggered the Down Round Feature for the for June 2020 Warrants on April 22, 2022 due to the price per share received in the Rights Offering being lower than the exercise price. The exercise price for the June 2020 Warrants was adjusted to $55.80 per share and an additional 12,806 warrants were issued with an exercise price of $55.80. The issuance of the June 2023 Warrants triggered the Warrant Repricing Feature in the June 2020 Warrants and the December 2018 Warrants. The exercise price for the June 2020 Warrants was adjusted to $55.40 per share and an additional 1,363 warrants were issued with an exercise price of $55.40. The exercise price for the December 2018 warrants was not adjusted and an additional 1,021 warrants were issued with an exercise price of $26.60. The changes to the exercise price and number of warrants related to these adjustments were recorded as an adjustment to the warrant liability and reflected as a change in fair value of the warrant liability in the respective periods.

Summary of changes in level 2 liabilities
The table below sets forth a summary of changes in the fair value of the Company’s Level 2 warrant liabilities as of September 30, 2023 and 2024:

Balance at March 31, 2023	$7,989
Issuance of warrants	1,195
Change in fair value of warrant liabilities	(5,128)
Balance at September 30, 2023	$4,056

Balance at March 31, 2024	$4,046
Issuance of warrants	3,157
Change in fair value of warrant liabilities	(5,216)
Repricing adjustment	512
Balance at September 30, 2024	$2,499

The table below sets forth a summary of changes in the fair value of the Company’s Level 2 warrant liabilities for the year ended March 31, 2024:

Balance at March 31, 2021	$78,267
Change in fair value of warrant liabilities	(60,030)
Balance at March 31, 2022	$18,237
Change in fair value of warrant liabilities	(10,250)
Balance at March 31, 2023	$7,989
Issuance of warrants	1,194
Change in fair value of warrant liabilities	(5,137)
Balance at March 31, 2024	$4,046